GOOD HARBOR TACTICAL SELECT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.2%
	EQUITY - 68.9%
7,538	Consumer Staples Select Sector SPDR Fund	$ 527,434
9,825	Energy Select Sector SPDR Fund	529,273
14,751	Financial Select Sector SPDR Fund	541,214
4,197	Health Care Select Sector SPDR Fund	528,612
5,209	Industrial Select Sector SPDR Fund	533,402
1,737	iShares Core S&P 500 ETF	746,771
696	iShares Core S&P Mid-Cap ETF	187,036
31,953	iShares MSCI Australia ETF	830,139
1,999	iShares MSCI Brazil ETF	81,039
15,911	iShares MSCI Canada ETF	593,003
1,941	iShares MSCI China ETF	160,016
23,870	iShares MSCI Eurozone ETF	1,177,984
10,966	iShares MSCI France ETF	415,063
24,198	iShares MSCI Germany ETF	837,251
3,550	iShares MSCI India ETF	157,088
1,705	iShares MSCI Mexico ETF	81,823
11,403	iShares MSCI Pacific ex Japan ETF	589,649
3,549	iShares MSCI Russia ETF	157,150
3,152	iShares MSCI South Africa ETF	154,007
1,731	iShares MSCI South Korea ETF	161,295
12,110	iShares MSCI Switzerland ETF	588,909
30,991	iShares MSCI United Kingdom ETF	1,013,405
2,437	iShares Russell 2000 ETF	558,975
6,416	Materials Select Sector SPDR Fund	528,101
1,267	ProShares Ultra MidCap400	81,367
16,260	ProShares Ultra MSCI EAFE(a)	839,504
2,995	ProShares Ultra MSCI Emerging Markets(a)	322,765
4,037	ProShares Ultra Russell2000	241,614
2,710	ProShares Ultra S&P500	323,411
3,649	Technology Select Sector SPDR Fund	538,811
7,996	Utilities Select Sector SPDR Fund	505,587
		14,531,698
	FIXED INCOME - 10.0%
11,909	iShares 7-10 Year Treasury Bond ETF	1,375,371
8,483	Vanguard Long-Term Treasury ETF	743,959
		2,119,330
	MIXED ALLOCATION - 20.3%
113,762	Pacer Trendpilot US Large Cap ETF	4,277,451

	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,618,224)	20,928,479

	SHORT-TERM INVESTMENTS — 0.9%
	MONEY MARKET FUNDS - 0.9%
192,118	STIT - Treasury Portfolio, Institutional Class, 0.01% (Cost $192,118)(b)	192,118

	TOTAL INVESTMENTS - 100.1% (Cost $18,810,342)	$ 21,120,597
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(26,296)
	NET ASSETS - 100.0%	$ 21,094,301

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.